UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

Trailmark Series Trust

(Exact name of registrant as specified in charter)

3000 Auburn Drive, Suite 410
Beachwood, OH 44122

(Address of Principal Executive Offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (216) 329-4271

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1. Reports to Stockholders.

IDX Funds IDX Risk-Managed Digital Assets Strategy Fund Institutional Class - BTIDX Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the IDX Risk-Managed Digital Assets Strategy Fund (the “Fund”), for the period January 1, 2025 to December 31, 2025. You can find additional information at https://idxfunds.com/btidx/ or (216) 329-4271.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$227	2.49%

What factors influence performance?

For the year ended December 31st, 2025, the Fund returned -17.93% relative to +8.17% and -18.93% for the Bloomberg Global-Aggregate Total Return Index and the Bloomberg Galaxy Crypto Index, respectively. Digital assets began 2025 on the back of a historical change in the regulatory posture of the U.S. government that likely secured the long-term future of the asset class and followed up with a year that was much ado about nothing in terms of price movements.

Bitcoin began 2025 near $94,000 and zoomed to an all-time high in October of more than $125,000 only to finish the year down roughly 6% at $87k. Ethereum had a similar year in that it rallied to an all-time high of more than $4,800 only to finish the year down more than 11%. This kind of trading environment that features no sustainable trends, false breakouts, and sharp corrections/rebounds is one that is not conducive to our trend following strategy. Institutional adoption via ETFs, lower realized volatility, and the macroeconomic environment leads the Adviser to believe this will be a feature of the asset class for the foreseeable future. For this reason, the Adviser has elected to return the capital allocated to this strategy as the Adviser believes it can be better used elsewhere.

How did the Fund perform in the past 12 months?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

IDX Risk-Managed Digital Assets Strategy Fund
Bloomberg Global-Aggregate Total Return Index Value
ICE BofA SOFR Overnight Rate Index
$12,000
$10,000
$8,000
$6,000
$11,767
$9,404
$8,815
11/17/21
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Annual Average Total Return (%)

	1-Year	Since Inception
IDX Risk-Managed Digital Assets Strategy Fund	-18.26%	-1.05%
Bloomberg Global-Aggregate Total Return Index*	8.17%	-5.97%
ICE BofA SOFR Overnight Rate Index**	4.40%	4.28%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxfunds.com/btidx/.

* The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

** ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
Key Fund Statistics (as of December 31, 2025)
Net Assets ($)	$4,327,323
Number of Holdings	1
Total Advisory Fees Paid ($) (net of waivers)	$136,996
Portfolio Turnover Rate (%)	100.00%
What did the Fund invest in? (as of December 31, 2025)
Top Holdings (% of net assets)
First American Government Obligations Fund, Class X	98.40%
Total	98.40%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated April 30, 2025, which is available at https://idxfunds.com/btidx/ or upon request at (216) 329-4271.

On December 18, 2025, the Board of Trustees, after careful consideration and upon the recommendation of the Adviser, approved the liquidation of the Fund, effective January 20, 2026.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information, scan the QR code or https://idxfunds.com/btidx/.

IDX Funds IDX Adaptive Opportunities Fund Institutional Class - COIDX Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the IDX Adaptive Opportunities Fund (the “Fund”), for the period January 1, 2025 to December 31, 2025. You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$196	1.79%

What factors influence performance?

For the year ended December 31st, 2025, the Fund returned +18.94% relative to +8.17%, +15.77%, and -0.16% for the Bloomberg Global-Aggregate Total Return Index, Bloomberg Commodity Total Return Index, and the SocGen CTA Index, respectively.

The main performance driver in 2025 was a banner year for precious metals. Gold rallied significantly on fears over political stability and a declining U.S. dollar as individuals and foreign central banks alike stockpiled the metal. Silver, on the other hand, was the main driver of the positive year as a supply shortage wrecked global markets. Demand from solar producers, EVs, and other industrial uses (AI, etc.) drove shortages from Shanghai to New York. As COMEX (New York) stocks head towards five-year lows, this trading environment for silver shows no sign of abating.

How did the Fund perform in the past 12 months?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

IDX Adaptive Opportunities Fund
Bloomberg Global-Aggregate Total Return Index Value
ICE BofA SOFR Overnight Rate Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$11,812
$11,159
$11,648
11/1/22
12/31/22
12/31/23
12/31/24
12/31/25

Annual Average Total Return (%)

	1-Year	Since Inception
IDX Adaptive Opportunities Fund	18.94%	3.53%
Bloomberg Global-Aggregate Total Return Index*	8.17%	18.21%
ICE BofA SOFR Overnight Rate Index**	4.40%	5.20%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxfunds.com/coidx/.

* The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

** ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Key Fund Statistics (as of December 31, 2025)
Net Assets ($)	$31,123,962
Number of Holdings*	14
Total Advisory Fees Paid ($) (net of waivers)	$181,453
Portfolio Turnover Rate (%)	41.85%

* Does not include derivatives.

What did the Fund invest in? (as of December 31, 2025)
Top Holdings (% of net assets)
First American Government Obligations Fund, Class X	60.45%
Sprott Physical Silver Trust	3.04%
Sarmaya Thematic ETF	1.99%
iShares Core MSCI EAFE ETF	1.87%
First Trust Long/Short Equity ETF	1.71%
SPDR S&P Emerging Markets Dividend ETF	1.57%
Convergence Long/Short Equity ETF	0.44%
Total	71.07%

How has the Fund Changed?

There were no material fund changes during the period ended December 31, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (216) 329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information, scan the QR code or https://idxfunds.com/coidx/.

ITEM 2.     CODE OF ETHICS.

(a)     The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)     During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)     During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)     The registrant’s Code of Ethics is filed herewith.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Jay Nusblatt serves on its audit committee as the “audit committee financial expert” as defined in Item 3 of Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,000 in 2024 and $40,000 in 2025. These fees were paid to Cohen & Company, LTD.

(b)     Audit-Related Fees. There were no fees billed since inception for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)     Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $16,000 in 2024 and $16,000 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. These fees were paid to Cohen & Company, LTD.

(d)     All Other Fees. The aggregate fees billed for the IDX Risk-Managed Bitcoin Strategy Fund and IDX Commodity Opportunities Fund for the year ended December 31, 2025, for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)     All non-audit fees billed by the registrant’s principal accountant for services rendered for the fiscal year ended December 31, 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)     The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has  determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.     INVESTMENTS.

(a)     Included in Annual Financial Statements filed under Item 7 of this Form N-CSR.

(b)     Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

IDX FUNDS

IDX Risk-Managed Digital Assets Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Adaptive Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

ANNUAL FINANCIAL STATEMENTS & ADDITIONAL INFORMATION

DECEMBER 31, 2025

IDX FUNDS
IDX Risk-Managed Digital Assets Strategy Fund CONSOLIDATED SCHEDULE OF INVESTMENTS December 31, 2025
Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 98.40%
	MONEY MARKET FUNDS — 98.40%
4,256,168	First American Government Obligations Fund, Class X (a) (b)	3.683	$4,256,168

	TOTAL SHORT TERM INVESTMENTS - (Cost $4,256,168)		4,256,168

	TOTAL INVESTMENTS — 98.40% - (Cost $4,256,168)		4,256,168
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.60%		71,155
	NET ASSETS — 100.00%		$4,327,323

(a) Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b) Variable rate security; the rate shown represents the seven day effective yield at December 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
IDX Adaptive Opportunities Fund CONSOLIDATED SCHEDULE OF INVESTMENTS December 31, 2025
Shares		Fair Value
	CLOSED-END FUNDS — 3.04%
	COMMODITY — 3.04%
40,000	Sprott Physical Silver Trust	$946,000

	TOTAL CLOSED-END FUNDS - (Cost $712,782)	946,000

	EXCHANGE TRADED FUNDS — 7.58%
	ALTERNATIVE — 2.15%
7,500	First Trust Long/Short Equity ETF	532,425
5,000	Convergence Long/Short Equity ETF	136,800
		669,225

	EMERGING MARKETS — 1.57%
12,500	SPDR S&P Emerging Markets Dividend ETF	489,375
		489,375

	EQUITY — 3.86%
16,000	Sarmaya Thematic ETF	618,200
6,500	iShares Core MSCI EAFE ETF	581,425
		1,199,625

	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,023,805)	2,358,225

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
IDX Adaptive Opportunities Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued) December 31, 2025
Number of Contracts		Notional Amount	Fair Value
	PURCHASED OPTIONS — 4.20% (a)
	CALL OPTIONS — 2.17%
	CME Bitcoin Futures
20	Expiration Date: March 27, 2026 Exercise Price: $110,000.00	8,867,500	$165,000
	CME Gold Futures
20	Expiration Date: January 27, 2026 Exercise Price: $4,550.00	8,682,200	61,000
	CME Silver Futures
20	Expiration Date: February 24, 2026 Exercise Price: $82.00	7,060,300	305,600
	CME Silver Futures
20	Expiration Date: February 24, 2026 Exercise Price: $95.00	7,060,300	142,300
			673,900
	PUT OPTIONS — 2.03%
	CME Gold Futures
15	Expiration Date: January 27, 2026 Exercise Price: $3,900.00	6,511,650	10,800
	CME Gold Futures
20	Expiration Date: January 27, 2026 Exercise Price: $4,200.00	8,682,200	89,400
	CME Silver Futures
20	Expiration Date: February 24, 2026 Exercise Price: $69.00	7,061,712	531,500
			631,700

	TOTAL PURCHASED OPTIONS - (Cost $1,782,018)		1,305,600

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
IDX Adaptive Opportunities Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued) December 31, 2025
Shares		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS — 60.45%
	MONEY MARKET FUNDS — 60.45%
18,815,374	First American Government Obligations Fund, Class X (b) (c)	3.683	$18,815,374

	TOTAL SHORT TERM INVESTMENTS - (Cost $18,815,374)		18,815,374

	TOTAL INVESTMENTS — 75.27% - (Cost $23,333,979)		23,425,199
	OTHER ASSETS IN EXCESS OF LIABILITIES — 24.74%		7,698,763
	NET ASSETS — 100.01%		$31,123,962

CME - Chicago Mercantile Exchange, Inc.

(a) Non-income producing securities.

(b) Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) Variable rate security; the rate shown represents the seven day effective yield at December 31, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
IDX Adaptive Opportunities Fund CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS December 31, 2025
	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
Coffee Futures (a)	6	3/19/2026	$784,688	$—	$(70,666)
Cotton Futures (a)	9	3/9/2026	289,215	—	(789)
Crude Oil Futures (a)	16	2/20/2026	915,520	—	(16,652)
Gold Futures (a)	13	2/25/2026	5,643,430	317,692	—
Lean Hogs Futures (a)	11	2/18/2026	374,440	17,211	—
Live Cattle Futures (a)	8	2/27/2026	741,120	29,889	—
RBOB Gasoline Futures (a)	12	2/27/2026	877,716	—	(60,214)
Silver Futures (a)	7	3/27/2026	2,471,105	687,875	—
Soybean Futures (a)	26	3/13/2026	1,361,750	—	(22,169)
Wheat Futures (a)	37	3/13/2026	937,950	—	(60,223)
TOTAL PURCHASE CONTRACTS			14,396,934	1,052,667	(230,713)

SALE CONTRACTS
Copper Futures (a)	(2)	3/27/2026	(284,100)	—	(31,629)
Corn Futures (a)	(44)	3/13/2026	(968,550)	—	(5,067)
TOTAL SALES CONTRACTS			(1,252,650)	—	(36,696)

TOTAL FUTURES CONTRACTS				$1,052,667	$(267,409)

NET UNREALIZED APPRECIATION					$785,258

(a) All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES December 31, 2025
	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
ASSETS
Investments at cost:	$4,256,168	$23,333,979
Investments at value:	$4,256,168	$23,425,199
Deposit with brokers for derivative instruments	10,074	6,828,296
Unrealized appreciation of open futures contracts	—	1,052,667
Receivables
Dividends and interest receivable	32,780	66,904
Receivable for fund shares sold	—	14,938
Due from advisor	14,267	21,343
Prepaid expenses and other assets	27,886	26,239
TOTAL ASSETS	4,341,175	31,435,586

LIABILITIES
Unrealized depreciation of open futures contracts	—	267,409
Payables and accrued liabilities:
Payable for fund shares redeemed	—	5,587
Payable to related parties	2,665	9,534
Shareholder servicing payable	4,204	7,508
Accrued expenses and other liabilities	6,983	21,586
TOTAL LIABILITIES	13,852	311,624
NET ASSETS	$4,327,323	$31,123,962

Net Assets Consist Of:
Paid in capital	$4,603,777	$30,438,249
Total distributable earnings/(accumulated losses)	(276,454)	685,713
NET ASSETS	$4,327,323	$31,123,962

Net Asset Value Per Share:
Net assets	$4,327,323	$31,123,962
Shares outstanding (unlimited number of shares authorized with no par value)	587,282	3,189,600
Net asset value, redemption price and offering price per share	$7.37	$9.76

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS Year ended December 31, 2025
	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
INVESTMENT INCOME
Interest	$107,833	$76,127
Dividends	453,231	762,083
TOTAL INVESTMENT INCOME	561,064	838,210

EXPENSES
Investment advisory fees	354,585	388,614
Shareholder servicing fees	26,727	39,122
Accounting and administrative fees	64,835	64,970
Compliance officer fees	24,820	24,820
Custodian fees	18,499	6,931
Insurance fees and expenses	17,701	6,169
Legal fees	27,230	42,860
Professional fees	25,500	26,113
Registration expenses	7,660	21,825
Reporting fees	17,183	16,387
Transfer agent fees	14,965	14,965
Trustee fees and expenses	28,300	26,970
Miscellaneous expenses	60,113	33,920
TOTAL EXPENSES	688,118	713,666

Investment advisory fees waived	(217,589)	(207,161)
TOTAL NET EXPENSES	470,529	506,505

NET INVESTMENT INCOME	90,535	331,705

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)
	IDX Risk-Managed Digital Assets Strategy Fund	IDX Adaptive Opportunities Fund
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS AND FUTURES
Net realized gain/(loss) from:
Investments	$792,929	$1,284,933
Written options	—	(553,779)
Futures contracts	(5,454,781)	2,525,174
Net realized gain/(loss)	(4,661,852)	3,256,328

Net change in unrealized appreciation/(depreciation) on:
Investments	—	91,220
Futures contracts	368,142	1,122,125
Net change in unrealized appreciation/(depreciation)	368,142	1,213,345

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS AND FUTURES	(4,293,710)	4,469,673

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,203,175)	$4,801,378

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	IDX Risk-Managed Digital Assets Strategy Fund		IDX Adaptive Opportunities Fund
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
FROM OPERATIONS
Net investment income	$90,535	$252,818	$331,705	$876,062
Net realized gain/(loss) from:
Investments and options	792,929	—	1,284,933	1,144,040
Written options	—	—	(553,779)	—
Futures contracts	(5,454,781)	5,346,266	2,525,174	(2,996,761)
Net change in unrealized appreciation/(depreciation) on:
Investments	—	—	91,220	(282,478)
Futures contracts	368,142	319,354	1,122,125	(294,854)
Net increase/(decrease) in net assets resulting from operations	(4,203,175)	5,918,438	4,801,378	(1,553,991)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares:
From net investment income	(161,359)	(2,733,076)	(2,254,193)	(1,256,376)
Decrease in net assets from distributions to shareholders	(161,359)	(2,733,076)	(2,254,193)	(1,256,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	20,963,921	18,448,053	17,784,680	20,542,964
Net asset value of shares issued in reinvestment of distributions to shareholders:	161,048	2,697,885	2,238,728	1,251,622
Payments for shares redeemed:	(28,416,589)	(29,811,855)	(19,088,204)	(46,267,057)
Net increase/(decrease) in net assets from shares of beneficial interest	(7,291,620)	(8,665,917)	935,204	(24,472,471)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(11,656,154)	(5,480,555)	3,482,389	(27,282,838)

NET ASSETS
Beginning of year	15,983,477	21,464,032	27,641,573	54,924,411
End of year	$4,327,323	$15,983,477	$31,123,962	$27,641,573

SHARE ACTIVITY
Institutional Class:
Shares sold	2,330,032	2,101,083	1,923,640	2,157,093
Shares reinvested	21,734	279,574	242,549	140,316
Shares redeemed	(3,521,896)	(3,400,582)	(2,094,581)	(4,984,429)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,170,130)	(1,019,925)	71,608	(2,687,020)

SHARES OUTSTANDING
Beginning of year	1,757,412	2,777,337	3,117,992	5,805,012
End of year	587,282	1,757,412	3,189,600	3,117,992

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Risk-Managed Digital Assets Strategy Fund
	Year Ended 12/31/2025		Year Ended 12/31/2024		Year Ended 12/31/2023		Year Ended 12/31/2022		Period Ended 12/31/2021(1)

Net Asset Value, Beginning of Year/Period	$9.09		$7.73		$6.53		$10.08		$10.00

From investment operations:
Net investment income/(loss)(2)	0.04		0.10		0.05		(0.13)		(0.04)
Net realized and unrealized gain/(loss) on investment activity	(1.70)		3.06		1.81		(3.42)		0.12
Total from investment operations	(1.66)		3.16		1.86		(3.55)		0.08

Less distributions from:
Net investment income	(0.06)		(1.80)		(0.66)		—		—
Total distributions	(0.06)		(1.80)		(0.66)		—		—

Net Asset Value, End of Year/Period	$7.37		$9.09		$7.73		$6.53		$10.08

Total Return	(18.26)%		39.51%		28.51%		(35.19)%		0.80%(3)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$4,327		$15,983		$21,464		$26,036		$32,232

Ratio of net expenses to average net assets
Before waivers	3.86	%(4)	3.85	%(4)	4.24	%(7)	2.91	%(7)	4.52	%(6)(9)
After waivers	2.64	%(4)	2.63	%(4)	3.36	%(7)	2.50	%(7)	3.08	%(6)(9)
Ratio of net expenses to average net assets
Before waivers	3.71	%(5)	3.70	%(5)	3.37	%(8)	2.79	%(8)	3.93	%(6)(10)
After waivers	2.49	%(5)	2.49	%(5)	2.49	%(8)	2.39	%(8)	2.49	%(6)(10)

Ratio of net investment income/(loss) to average net assets
Before waivers	(0.71	)%(4)	(0.03	)%(4)	(0.06	)%(7)	(2.01	)%(7)	(4.51	)%(6)(9)
After waivers	0.51	%(4)	1.18	%(4)	0.81	%(7)	(1.61	)%(7)	(3.07	)%(6)(9)

Portfolio Turnover Rate	100.00%		0.00	%(11)	236.30	%(11)	1036.03%		231.71	%(3)

(1)    The Fund commenced operations on November 17, 2021.

(2)    Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)    Not annualized.

(4)    Ratio includes shareholder servicing fees.

(5)    Ratio excludes shareholder servicing fees.

(6)    Annualized.

(7)    Ratio includes shareholder servicing and interest expense.

(8)    Ratio excludes shareholder servicing and interest expense.

(9)    Ratio includes interest and dividend expense.

(10)  Ratio excludes interest and dividend expense.

(11)  Portfolio turnover decreased from 2022 to 2023 as market conditions in 2023 demonstrated significantly less volatility. In 2024, the Fund did not trade long-term securities.

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Adaptive Opportunities Fund
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023		Period Ended 12/31/2022(1)

Net Asset Value, Beginning of Year/Period	$8.87	$9.46	$9.92		$10.00

From investment operations:
Net investment income(2)	0.12	0.17	0.26		0.03
Net realized and unrealized gain/(loss) on investment activity	1.52	(0.43)	(0.55)		(0.09)
Total from investment operations	1.64	(0.26)	(0.29)		(0.06)

Less distributions from:
Net investment income	(0.75)	(0.21)	(0.17)		(0.02)
Net realized gain	—	(0.12)	(0.00	)(3)	—
Total distributions	(0.75)	(0.33)	(0.17)		(0.02)

Net Asset Value, End of Year/Period	$9.76	$8.87	$9.46		$9.92

Total Return	18.94%	(2.80)%	(2.89)%		(0.61	)%(4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$31,124	$27,642	$54,924		$16,215

Ratio of net expenses to average net assets
Before waivers(6)	2.74%	2.59%	2.49%		3.63	%(5)
After waivers(6)	1.94%	1.94%	1.94%		1.84	%(5)
Ratio of net expenses to average net assets
Before waivers(7)	2.59%	2.44%	2.34%		3.49	%(5)
After waivers(7)	1.79%	1.79%	1.79%		1.69	%(5)

Ratio of net investment income to average net assets
Before waivers(6)	0.48%	1.13%	2.15%		0.10	%(5)
After waivers(6)	1.27%	1.79%	2.70%		1.89	%(5)

Portfolio Turnover Rate	41.85%	290.55%	342.03%		176.26	%(4)

(1)    The Fund commenced operations on November 1, 2022.

(2)    Net investment income/(loss) per share has been calculated based on average shares outstanding during the year/period.

(3)    Less than $0.01 per share.

(4)    Not annualized.

(5)    Annualized.

(6)    Ratio includes shareholder servicing fees.

(7)    Ratio excludes shareholder servicing fees.

The accompanying notes are an integral part of these consolidated financial statements.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements December 31, 2025

1.   ORGANIZATION

Trailmark Series Trust (formerly IDX Funds) (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The IDX Risk-Managed Digital Assets Strategy Fund (the “Digital Assets Fund”) and the IDX Adaptive Opportunities Fund (the “Adaptive Fund”) (individually a “Fund” and collectively the “Funds”) are each a series within the Trust. The Funds are each non-diversified funds. The Digital Assets Fund changed its name effective September 6, 2024. Prior to such date, the Fund was known as IDX Risk-Managed Bitcoin Strategy Fund. The Adaptive Fund changed its name effective April 30, 2025. Prior to such date, the Fund was known as IDX Commodity Opportunities Fund.

Each Fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services Investment Companies.

The Digital Assets Fund’s primary investment objective seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed investments with direct (e.g., spot) or indirect (e.g., futures) exposure to bitcoin, ether, or other digital assets (collectively, “Digital Assets”). The Fund does not invest in bitcoin, ether, or other Digital Assets directly and will not invest in any Digital Assets that are traded over-the-counter (“OTC”), such as pooled investment vehicles or other OTC trusts.

The Adaptive Fund’s primary investment objective seeks total return, which includes long-term capital appreciation. The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined in the Fund’s Prospectus). Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and fixed-income securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate, or other “hard assets,” and companies that provide services or have exposure to such businesses, and commodity-related derivatives and Instruments. IDX Advisors, LLC (the “Adviser”) expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the 1940 Act.

The Funds’ investment adviser is IDX Advisors, LLC.

Wholly owned and Controlled Subsidiaries

In order to achieve their investment objectives, the Funds each invest up to 25% of their total assets (measured at the time of purchase) in wholly owned subsidiaries, IDX Digital Assets Subsidiary (“IDXBS”) and IDX Adaptive Subsidiary (“IDXCS”), respectively (collectively the “Subsidiaries”); each company is incorporated under the laws of the Cayman Islands. IDXBS and IDXCS commenced operations on November 17, 2021, and November 1, 2022, respectively, each as an exempted Cayman Islands company with limited liability. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Subsidiaries, consistent with their investment objectives and policies specified in the Prospectuses and Statement of Additional Information.

Share Classes

Each Fund has Institutional Class Shares only. The Digital Assets Fund’s Institutional Class Shares commenced operations on November 17, 2021. The Adaptive Fund’s Institutional Class Shares commenced operations on November 1, 2022.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

a)  Security Valuation – All investments in securities are recorded at fair value, as described in Note 3.

b) Cryptocurrency Risk – Cryptocurrency (notably, Bitcoin and Ether), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Digital Assets Fund may have exposure to Bitcoin, Ether and other digital assets, all cryptocurrencies, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

c)  Commodity Investments – The Adaptive Fund may allocate assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Adaptive Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the subsidiary, not through direct investments in physical commodities. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

d) Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a specific asset class. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

e)  Futures Contracts – The Funds use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Funds. Counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Funds that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives.

f)  Short Sales of Investments – The Funds may engage in short sales of securities to realize appreciation when a security that the Funds do not own declines in value. A short sale is a transaction in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The Funds will realize a gain, which is limited to the price at which the fund sold the security short if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Consolidated Statements of Operations. While the short positions are open, the Funds will post cash or liquid assets at least equal in value to the fair value of the securities should short.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

2.     SIGNIFICANT ACCOUNTING POLICIES (Continued)

Interest related to the loan is included in interest expense for short sales in the Consolidated Statements of Operations, if any. All collateral is marked to market daily. The Funds may also be required to pledge on the books of the Funds’ additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Short positions, if any, are reported at value and listed on the Consolidated Schedule of Investments.

g) Options on Securities – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be affected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires, or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

h) U.S. Government Securities – The Funds invest in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions. The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.

i)  Consolidation of the Subsidiaries – The Consolidated Financial Statements of the each include the investment activity and financial statements of IDXBS and IDXCS, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Funds may be considered to be investing indirectly in some of those investments through its Subsidiaries. For that reason, references to the Funds may also encompass its subsidiary. The Subsidiaries will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Funds when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting, and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations. As of December 31, 2025, IDXBS had net assets of $10,353 comprising 0.24% of the net assets and IDXCS had net assets of $6,568,263 comprising 21.10% of the net assets of the Digital Assets Fund and the Adaptive Fund, respectively.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

2.     SIGNIFICANT ACCOUNTING POLICIES (Continued)

j)  Federal Income Taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not-to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions taken on all open tax years and expected to be taken as of and during the year ended December 31, 2025, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations when incurred. During the year ended December 31, 2025, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and State of Delaware.

For tax purposes, the Subsidiaries are exempted Cayman Islands investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are a Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Funds’ investment company taxable income.

k) Cash and Cash Equivalents – Cash is held with a financial institution, if any. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

l)  Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

m)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Fund based on each Fund’s relative net assets or another basis as determined by the Board of Trustees (the “Board”), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Trust’s Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase/decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

o) Other – Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis and includes the amortization/accretion of premiums and discounts based on effective yield. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

2.     SIGNIFICANT ACCOUNTING POLICIES (Continued)

p) Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under the arrangement is unknown and would involve future claims against the Fund that have not yet occurred. Based on experience, the Funds expects the risk of loss to be remote.

q) Operating Segments – Each Fund operates and is managed as a single reportable segment and each Fund makes investments in accordance with its investment objective as described in the Funds’ Prospectus. The chief operating decision maker (“CODM”) of the Funds is the President and Portfolio Manager of the Funds. The financial information in the form of the Funds’ portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess a Fund’s performance and to make operational decisions for the Funds’ single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying Consolidated Statements of Assets and Liabilities as “net assets” and significant segment expenses are listed on the accompanying Consolidated Statements of Operations.

3.   INVESTMENT VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•        Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•        Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities – Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

3.     INVESTMENT VALUATIONS (Continued)

intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities – Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the Digital Assets Fund’s consolidated investments and other financial instruments as of December 31, 2025:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments	$4,256,168	$—	$—	$4,256,168
Total Investments	$4,256,168	$—	$—	$4,256,168

(a) As of and during the year ended December 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

The following table summarizes the Adaptive Fund’s consolidated investments and other financial instruments as of December31, 2025:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Closed-End Funds (b)	$946,000	$—	$—	$946,000
Exchange Traded Funds (b)	2,358,225	—	—	2,358,225
Purchased Options (b)	1,305,600	—	—	1,305,600
Short-Term Investments (b)	18,815,374	—	—	18,815,374
Total Investments	$23,425,199	$—	$—	$23,425,199

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$1,052,667	$—	$—	$1,052,667
Unrealized depreciation of open futures contracts	(267,409)	—	—	(267,409)
Total Futures Contracts	$785,258	$—	$—	$785,258
Total Other Financial Instruments	$785,258	$—	$—	$785,258

(a) As of and during the year ended December 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

3.     INVESTMENT VALUATIONS (Continued)

(b) All equity securities, Short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c) Other financial instruments are derivative financial instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.

4.   DERIVATIVE TRANSACTIONS

The Funds may buy or sell future contracts to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure. The Funds currently invest only in exchange-traded futures, which are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within deposit with brokers for derivative instruments on the Consolidated Statements of Assets and Liabilities. During the period, the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts daily. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as unrealized appreciation or depreciation on the Consolidated Statements of Assets and Liabilities.

When the contracts are closed or expire, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included in the Consolidated Statements of Operations.

As of December 31, 2025, the Digital Assets Fund did not hold open futures contracts.

For the year ended December 31, 2025, the Digital Assets Fund financial derivative instruments had the following average notional values (indicating average volume for the period):

Type of Derivative	Average Monthly Notional Value (a)

Future Long Contracts	$12,823,683
Future Short Contracts	$6,560

(a) The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the year ended December 31, 2025.

For the year ended December 31, 2025, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Digital Assets Fund:

Type of Derivative	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)

Future Contracts	Commodity	$(5,454,781)	$368,142
Total		$(5,454,781)	$368,142

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

4.     DERIVATIVE TRANSACTIONS (Continued)

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Consolidated Statements of Assets and Liabilities as of December 31, 2025, for the Adaptive Fund was as follows:

			Fair Value
Type of Derivative	Location	Commodity Risk	Asset Derivatives	Liability Derivatives

Call Options Purchased	Investments at value	$673,900	$673,900	$—
Put Options Purchased	Investments at value	631,700	631,700	—
Future Contracts	Unrealized appreciation of open futures contracts	1,052,667	1,052,667	—
Future Contracts	Unrealized depreciation of open futures contracts	(267,409)	—	(267,409)

For the year ended December 31, 2025, the Adaptive Fund financial derivative instruments had the following average notional values (indicating average volume for the period).

Type of Derivative	Average Monthly Notional Value (a)

Call Options Purchased	$11,736,800
Put Options Purchased	9,516,284
Call Options Written	(6,800,267)
Put Options Written	(5,413,957)
Future Long Contracts	17,094,002
Future Short Contracts	(466,467)

(a) The Fund considers the average monthly notional amounts during the period, categorized by derivative instrument, to be representative of its derivate activities for the year ended December 31, 2025.

For the year ended December 31, 2025, financial derivative instruments had the following effect on the Consolidated Statements of Operations for the Adaptive Fund:

Type of Derivative	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)

Call/Put Options Purchased	Commodity	$1,439,805	$(476,418)
Call/Put Options Written	Commodity	(553,779)	—
Future Contracts	Commodity	2,849,465	804,433
Future Contracts	Equity	(324,291)	317,692
Total		$3,411,200	$645,707

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

5.   INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, aggregate purchases, and sales of investment securities (excluding short-term investments) were as follows:

	U.S. Government Obligations		All Other
Fund	Purchases	Sales	Purchases	Sales

The Digital Assets Fund	—	—	$822,009	$777,848

The Adaptive Fund	—	—	3,649,782	758,322

6.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations and investments of the Funds in accordance with their stated policies. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of the Funds’ net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued

The Digital Assets Fund	1.99%	$354,585

The Adaptive Fund	1.49%	$388,614

The Adviser has entered into an expense limitation agreement with the Funds under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.49% and 1.79% for the Digital Assets Fund and the Adaptive Fund, respectively, through at least April 30, 2026. During the year ended December 31, 2025, the Adviser waived fees as follows:

Fund	Expense Limitation Rate	Management Fees Waived

The Digital Assets Fund	2.49%	$(217,589)

The Adaptive Fund	1.79%	$(207,161)

Subject to approval by the Board, any waiver or reimbursement under the expense limitation agreement is subject to repayment by the Funds within the three years following the date of such waiver on reimbursement, provided that a Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is repaid.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

6.     ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (Continued)

As of December 31, 2025, the cumulative unreimbursed amounts paid or waived by the Adviser on behalf of the Funds that may be recouped no later than the date stated below are as follows:

Fund	Subject to Recovery on or Before Fiscal Year Ending December 31,	Management Fees Waived Subject to Recovery

The Digital Assets Fund	2028	$(217,589)
	2027	(259,668)
	2026	(189,988)
Total:		$(667,245)

The Adaptive Fund	2028	$(207,161)
	2027	(320,438)
	2026	(210,383)
Total:		$(737,982)

The Funds have entered into a Master Services Agreement (the “Services Agreement”) with Gryphon 17, LLC d/b/a Trailmark Fund Solutions (“Trailmark”). Under the Services Agreement, Trailmark is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports. For the year ended December 31, 2025, the Digital Assets Fund and the Adaptive Fund incurred fees pursuant to the Services Agreement of $79,800 and $79,935, respectively. Gryphon Compliance Services (an affiliate of Trailmark) serves as the Funds’ Chief Compliance Officer pursuant to a Services Agreement. For its services, Gryphon Compliance Services is entitled to a fee.

7.   TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized depreciation of investments on December 31, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

The Digital Assets Fund	$4,256,168	$—	$—	$—

The Adaptive Fund	$23,333,979	$567,638	$(476,418)	$91,220

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

7.     TAX MATTERS (Continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of December 31, 2025, the components of accumulated loss presented on an income tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Earnings/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Losses)

The Digital Assets Fund	$—	$—	$(276,454)	$—	$(276,454)

The Adaptive Fund	$—	$—	$594,493	$91,220	$685,713

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense, and capital gain items. The primary difference between book basis and tax basis undistributed ordinary income, undistributed long-term capital gains, unrealized appreciation/(depreciation), and other accumulated earnings relates to the tax amortization of organizational costs, and tax adjustments related to the Funds’ investments in the Subsidiaries.

Under current law, capital losses and specified gains realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the current period, the Digital Assets Fund nor the Adaptive Fund elected to defer any post-October or late-year losses.

As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains:

	Capital Loss Carryover
Fund	Short-Term	Long-Term	Year of Expiration

The Digital Assets Fund	$272,134	$—	Indefinitely

The Adaptive Fund	$190,764	$—	Indefinitely

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis, which is considered to be more informative to the shareholder. The following reclassifications were made as of December 31, 2025:

Fund	Total Distributable Earnings/ (Accumulated Losses)	Paid-in Capital

The Digital Assets Fund	$4,574,910	$(4,574,910)

The Adaptive Fund	$(1,496,738)	$1,496,738

The Funds’ reclassifications are primarily attributable to utilization of earnings and profits distributed to shareholders on redemption of shares, and the Funds’ investment in the Subsidiaries.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

7.     TAX MATTERS (Continued)

During the year ended December 31, 2025, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total

The Digital Assets Fund	$161,359	$—	$—	$161,359

The Adaptive Fund	$2,254,193	$—	$—	$2,254,193

During the year ended December 31, 2024, the Funds paid the following distributions:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total

The Digital Assets Fund	$2,733,076	$—	$—	$2,733,076

The Adaptive Fund	$1,256,376	$—	$—	$1,256,376

8.   PRINCIPAL RISKS

The following risks are specifically attributable to making investments in digital assets. Each of these risks could adversely impact the value of an investment in the Funds.

New Technology Adoption Risks – Investing in digital assets represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

Industry Uncertainty Risks – Digital assets and the marketplace for digital assets is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of digital assets, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Funds.

Digital Asset Volatility Risks – Digital asset trading prices are volatile. As a result, digital assets may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of digital assets. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Digital Assets Fund for any given period could be directionally different than the price direction of digital assets or digital assets Futures depending on allocation decisions made by the Adviser in its attempt to implement the managed volatility strategy.

Regulatory Risks – While the digital assets and the trading platforms and infrastructure on which digital assets are traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to digital assets. To the extent that future regulatory actions or policies limit or restrict digital assets usage, digital assets trading or the ability to convert digital assets to government currencies, the demand for digital assets may be reduced, which may adversely affect an investment in the Digital Assets Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Digital Assets Fund’s investment strategies.

Excess Supply Risks – Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, this increase in the supply of such bitcoin can create downward pressure on the price of bitcoin. The supply of bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until bitcoin issuance halts completely with a total of 21 million bitcoins in existence.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

8.     PRINCIPAL RISKS (Continued)

Disruptions and Failures at Digital Assets – Digital assets trading platforms operate websites on which users can trade digital assets for US dollars, other government currencies or other digital assets. Digital assets trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of digital assets trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in digital assets, which may result in greater volatility in digital assets.

Risks Associated with Demand for Specific Digital Assets – As the market for digital assets evolves, it is possible that a digital asset other than bitcoin or ether held by the Digital Assets Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for the digital asset held by the Digital Assets Fund (and thus negatively impacting the value of the Digital Assets Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into bitcoins held by the Fund. In such circumstances, the demand for the bitcoin held by the Digital Assets Fund could be negatively impacted. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Digital Assets Fund.

Competition from central bank digital currencies (“CBDCs”) – Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin, ether and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, digital assets. As a result of any of the foregoing factors, the value of digital assets could decrease, which could adversely affect an investment in the Digital Assets Fund.

Risks from Decreased Incentives for Miners – Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Digital Assets Fund.

Risks of Changes to Bitcoin Network – A small group of individuals can propose refinements or improvements to the bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork”.

IDX FUNDS	ANNUAL REPORT
Notes to the Consolidated Financial Statements (Continued) December 31, 2025

8.     PRINCIPAL RISKS (Continued)

Non-Diversified Fund Risk – A non-diversified fund’s greater investment in a single issuer makes the Funds more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

9.   SUBSEQUENT EVENTS

On December 18, 2025, the Board of Trustees, after careful consideration and upon the recommendation of the Adviser, approved the liquidation of the Fund, effective January 20, 2026.

As of December 31, 2025, Management has evaluated the impact of all other subsequent events of the Funds through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

IDX FUNDS	ANNUAL REPORT
Additional Information December 31, 2025

1.   PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (216) 329-4271, by visiting https://idxfunds.com; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent year ended December 31, 2025, is available without charge, upon request, by calling (216) 329-4271, by visiting https://idxfunds.com; and on the Commission’s website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IDX Risk-Managed Digital Assets Strategy Fund and IDX Adaptive Opportunities Fund and Board of Trustees of Trailmark Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of Trailmark Series Trust (formerly known as IDX Funds) comprising the funds listed below (the “Funds”) as of December 31, 2025, the related consolidated statements of operations and changes in net assets, the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights

IDX Risk-Managed Digital Assets Strategy Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and for the period from November 17, 2021 (commencement of operations) through December 31, 2021
IDX Adaptive Opportunities Fund (formerly known as IDX Commodity Opportunities Fund)	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and for the period from November 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of a Matter

As described in Note 9 to the consolidated financial statements, on December 18, 2025, the Board of Trustees approved a Plan of Liquidation (the “Plan”) relating to the IDX Risk-Managed Digital Assets Strategy Fund. In accordance with the Plan, the Fund liquidated on January 20, 2026. Our opinion is not modified with respect to this matter.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

ITEM 8.     CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.     PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 10.   REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the IDX Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$17,500	None	None	$17,500
Nicolas Carmi	29,500	None	None	29,500
Tobias Caldwell	17,500	None	None	17,500
Jay Nusblatt	17,000	None	None	17,000

ITEM 11.   STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable at this time.

ITEM 12.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 14.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 15.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.   CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 18.   RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time.

ITEM 19.   EXHIBITS.

(a) (1) Not applicable.

(a) (2) Not applicable.

(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brandon Byrd
By Brandon Byrd
Principal Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Robert Silva
By Robert Silva
Treasurer and Principal Financial Officer
Date: March 6, 2026